Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 2,908.7	$ 2,606.8	$ 2,506.6
Total Identifiable Assets	4,089.0	4,028.3
Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	2,417.3	2,391.4
General Corporate
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,671.7	1,636.9
North America
Segment Reporting Information [Line Items]
Net sales	2,040.2	1,817.0	1,691.5
North America | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,279.4	1,324.8
Australia
Segment Reporting Information [Line Items]
Net sales	321.9	290.4	315.1
Australia | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	256.7	220.0
Germany
Segment Reporting Information [Line Items]
Net sales	143.0	135.7	137.1
Germany | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	527.6	519.3
New Zealand
Segment Reporting Information [Line Items]
Net sales	81.9	72.2	79.1
New Zealand | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	46.3	32.4
Other Countries
Segment Reporting Information [Line Items]
Net sales	321.7	291.5	$ 283.8
Other Countries | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 307.3	$ 294.9